Basis of Presentation and General Information (Narrative) (Details)	12 Months Ended
Dec. 31, 2024
Entity Information [Line Items]
Date of incorporation	Mar. 08, 1999
Diana Wilhelmsen Management Limited [Member]
Entity Information [Line Items]
Equity method investment, ownership percentage	50.00%